LVIP Loomis Sayles Global Growth Fund
Schedule of Investments
March 31, 2024 (unaudited)

	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK–98.81%
Brazil–1.94%
Ambev SA ADR	2,012,820	$4,991,794
		4,991,794
Canada–3.50%
†Shopify, Inc. Class A	116,513	8,991,308
		8,991,308
China–7.60%
Alibaba Group Holding Ltd. ADR	32,164	2,327,387
†Baidu, Inc. ADR	31,186	3,283,262
Tencent Holdings Ltd.	145,800	5,659,206
†Trip.com Group Ltd. ADR	131,013	5,750,161
Yum China Holdings, Inc.	63,488	2,526,187
		19,546,203
Denmark–3.40%
Novo Nordisk AS Class B	68,133	8,739,649
		8,739,649
France–0.63%
Sodexo SA	18,820	1,613,758
		1,613,758
Hong Kong–0.20%
Budweiser Brewing Co. APAC Ltd.	349,813	514,871
		514,871
Japan–1.73%
FANUC Corp.	159,300	4,440,785
		4,440,785
Netherlands–6.29%
†Adyen NV	6,410	10,843,391
NXP Semiconductors NV	19,294	4,780,475
†Pluxee NV	18,820	556,328
		16,180,194
Switzerland–7.05%
†CRISPR Therapeutics AG	72,279	4,926,537
Nestle SA	20,890	2,217,905
Novartis AG	83,389	8,078,613
Roche Holding AG	11,335	2,887,009
		18,110,064
United Kingdom–5.20%
†ARM Holdings PLC ADR	39,872	4,983,601
Experian PLC	133,645	5,826,207
Reckitt Benckiser Group PLC	13,987	796,535
Unilever PLC	35,012	1,757,186
		13,363,529
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
United States–55.45%
†Alnylam Pharmaceuticals, Inc.	26,605	$3,976,117
†Alphabet, Inc. Class A	85,910	12,966,396
†Amazon.com, Inc.	90,809	16,380,127
†Autodesk, Inc.	9,368	2,439,615
†Block, Inc.	36,453	3,083,195
†Boeing Co.	51,922	10,020,427
Deere & Co.	4,078	1,674,998
†Doximity, Inc. Class A	87,660	2,358,931
Expeditors International of Washington, Inc.	13,729	1,669,035
Meta Platforms, Inc. Class A	40,440	19,636,855
Microsoft Corp.	25,466	10,714,056
†Netflix, Inc.	17,041	10,349,511
Oracle Corp.	75,661	9,503,778
QUALCOMM, Inc.	23,111	3,912,692
Salesforce, Inc.	21,530	6,484,405
SEI Investments Co.	29,250	2,103,075
†Tesla, Inc.	46,870	8,239,277
†Under Armour, Inc. Class A	164,381	1,213,132
†Vertex Pharmaceuticals, Inc.	11,219	4,689,654
Visa, Inc. Class A	34,178	9,538,396
Yum! Brands, Inc.	11,579	1,605,428
		142,559,100
Uruguay–5.82%
†MercadoLibre, Inc.	9,895	14,960,844
		14,960,844
Total Common Stock (Cost $149,657,340)		254,012,099

MONEY MARKET FUND–1.04%
State Street Institutional U.S. Government Money Market Fund Premier Class (seven-day effective yield 5.26%)	2,682,507	2,682,507
Total Money Market Fund (Cost $2,682,507)		2,682,507

TOTAL INVESTMENTS–99.85% (Cost $152,339,847)	256,694,606
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.15%	381,116
NET ASSETS APPLICABLE TO 15,901,869 SHARES OUTSTANDING–100.00%	$257,075,722

ΔSecurities have been classified by country of origin.
†Non-income producing.

Summary of Abbreviations:
ADR–American Depositary Receipt
See accompanying notes.
LVIP Loomis Sayles Global Growth Fund–1

LVIP Loomis Sayles Global Growth Fund
Notes
March 31, 2024 (unaudited)
1. Significant Accounting Policies
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP Loomis Sayles Global Growth Fund (the “Fund”) is considered an investment company under U.S. generally accepted accounting principles (“U.S. GAAP”) and follows the accounting and reporting guidelines for investment companies. The following accounting policies are consistently followed by the Fund in the preparation of its financial statements in conformity with U.S. GAAP including, but not limited to, Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC"), Topic 946, "Financial Services- Investment Companies".
Security Valuation–Domestic equity securities, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the exchange on which they are traded on the valuation date. Equity securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value.   Securities listed on a foreign exchange are valued at the official close price on the foreign stock exchange on which the security is primarily traded, if available. Foreign equity securities for which an official close price is not available are valued at the last quoted sales price on the valuation date.   Open-end investment companies are valued at their closing net asset value (“NAV”).   Investments in government money market funds have a stable NAV.   Other investments for which market quotations are not reliable or readily available are generally valued at fair value by the Fund's Fair Valuation Committee as determined in good faith under policies adopted by the Fund’s Board of Trustees (the “Board”). The Valuation Committee was established by Lincoln Financial Investments Corporation ("LFI"), the Board designated "valuation designee", to perform fair valuations pursuant to SEC Rule 2a-5. In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as sub-adviser recommendations, market closures or trends, political events, the nature of and duration of any restrictions on disposition, halt or suspension of trading in a security, stale pricing where the unchanged price is no longer reflective of current market value, or out of tolerance pricing defined as when the daily price of the security varies by more than established tolerance guidelines from the price applied on the prior business day, as applicable.   The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (“international fair value pricing”).
2. Investments
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation.The three level hierarchy of inputs is summarized below.
Level 1–
inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–
other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–
inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
LVIP Loomis Sayles Global Growth Fund–2

LVIP Loomis Sayles Global Growth Fund
Notes (continued)
 2. Investments (continued)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of March 31, 2024:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common Stock
Brazil	$4,991,794	$—	$—	$4,991,794
Canada	8,991,308	—	—	8,991,308
China	19,546,203	—	—	19,546,203
Denmark	—	8,739,649	—	8,739,649
France	1,613,758	—	—	1,613,758
Hong Kong	514,871	—	—	514,871
Japan	4,440,785	—	—	4,440,785
Netherlands	16,180,194	—	—	16,180,194
Switzerland	18,110,064	—	—	18,110,064
United Kingdom	13,363,529	—	—	13,363,529
United States	142,559,100	—	—	142,559,100
Uruguay	14,960,844	—	—	14,960,844
Money Market Fund	2,682,507	—	—	2,682,507
Total Investments	$247,954,957	$8,739,649	$—	$256,694,606
There were no Level 3 investments at the beginning or end of the period.
As a result of utilizing International fair value pricing at March 31, 2024, a portion of the Fund’s common stock investments was categorized as Level 2.
LVIP Loomis Sayles Global Growth Fund–3